Exhibit 99.1 Sch. 6

Client Name:	Vista Point
Client Project Name:	Vista Point 2020-1
Start - End Dates:	3/26/2019 - 11/19/2019
Deal Loan Count:	173

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	1
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	5
Credit	Terms/Guidelines	CRDTER3124	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	2
Credit	Credit/Mtg History	CRDCRMH117	Length of credit history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	2
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	3
Credit	DTI	CRDDTI187	Debt Ratio > 50%	2
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	5
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	3
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	4
Credit	Application	CRDAPP130	Application is incomplete	2
Credit	Application	CRDAPP2298	Missing Second Appraisal	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	2
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	6
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	1
Property Valuations	Property	PRVAPROP871	Property Location unacceptable under guidelines	1
Property Valuations	Appraisal	PRVAAPPR101	Appraisal incomplete (missing map, layout, pages, etc)	1
Compliance	State Rate Spread	CMPSRS2051	CA Higher-Priced Loan	20
Total				76

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